DERIVATIVES Part 1 (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) MMBbls MMBTU	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 JPY (¥)	Dec. 31, 2010 USD ($) MMBbls MMBTU	Dec. 31, 2010 EUR (€)	Dec. 31, 2010 JPY (¥)
Hedging Programs [Abstract]
Objectives for Using Derivative Instruments
The Company is exposed to market risk, such as changes in currency exchange rates, raw material and energy costs, and interest rates.  The Company uses various derivative financial instruments when appropriate pursuant to the Company's hedging policies to mitigate these market risk factors and their effect on the cash flows of the underlying transactions.  Designation is performed on a specific exposure basis to support hedge accounting.  The changes in fair value of these hedging instruments are offset in part or in whole by corresponding changes in the cash flows of the underlying exposures being hedged.  The Company does not hold or issue derivative financial instruments for trading purposes.

The Company is exposed to market risk, such as changes in currency exchange rates, raw material and energy costs, and interest rates.  The Company uses various derivative financial instruments when appropriate pursuant to the Company's hedging policies to mitigate these market risk factors and their effect on the cash flows of the underlying transactions.  Designation is performed on a specific exposure basis to support hedge accounting.  The changes in fair value of these hedging instruments are offset in part or in whole by corresponding changes in the cash flows of the underlying exposures being hedged.  The Company does not hold or issue derivative financial instruments for trading purposes.

The Company is exposed to market risk, such as changes in currency exchange rates, raw material and energy costs, and interest rates.  The Company uses various derivative financial instruments when appropriate pursuant to the Company's hedging policies to mitigate these market risk factors and their effect on the cash flows of the underlying transactions.  Designation is performed on a specific exposure basis to support hedge accounting.  The changes in fair value of these hedging instruments are offset in part or in whole by corresponding changes in the cash flows of the underlying exposures being hedged.  The Company does not hold or issue derivative financial instruments for trading purposes.

Interest Rate Hedging [Abstract]
Percentage of effectiveness of fair value hedge instruments (in hundredths)	100.00%	100.00%	100.00%
Percentage of effectiveness of cash flow hedge instruments (in hundredths)	100.00%	100.00%	100.00%
Fair Value Hedges [Abstract]
Notional Amount of Interest Rate Fair Value Hedge Derivatives	$ 0			$ 146
Cash Flow Hedges [Abstract]
Notional Amount of Foreign Exchange Forward and Option Contracts (EUR)	350	270		475	354
Notional Amount of Foreign Exchange Option Contracts (in Japanese Yen)	185		13,700	160		12,800
Nonmonetary Notional amount of Derivative Energy Contracts (in million British thermal units - mmbtu)	1,000,000	1,000,000	1,000,000	4,000,000	4,000,000	4,000,000
Nonmonetary Notional amount of Derivative Feedstock Contracts (in million barrels)	2	2	2	1	1	1
Notional Amount Interest Rate Swaps For Future Debt Issuance	$ 200			$ 300